February 24, 2006




U.S. Securities & Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD BALANCED INDEX FUND (THE "TRUST")
     FILE NO.  33-48863
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Commissioners:

Enclosed is the 27th Post-Effective Amendment of the Registration Statement of the Vanguard Balanced Index Fund (the "Trust") on Form N-1A. The purposes of this amendment are to: (1) amend the Frequent-Trader Policy Disclosure for the Fund; and (2) incorporate a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on April 25, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for each share class of the Trust. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 503-5663 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,




Arthur S. Gabinet
Principal and Senior Counsel
The Vanguard Group, Inc.


Enclosures

cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission